UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08029

Granum Series Trust
(Exact name of registrant as specified in charter)

126 East 56th Street, New York, NY 10022
(Address of principal executive offices) (Zip code)

Jonas B. Siegel
126 East 56th Street, New York, NY 10022
(Name and address of agent for service)

(212) 407-3400
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments.

GRANUM VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2007

Shares		COMMON STOCKS - 95.6%	Value

		Banks and Savings & Loans - 15.1%
118,700		The Bank of New York Company, Inc.	$4,749,187
54,409		Capital One Financial Corp.	4,374,484
73,200		Dime Bancorp, Inc. Warrants* ( c )	10,614
140,585		Ocwen Financial Corp. *	1,979,437
88,560		PFF Bancorp, Inc.	2,999,527
64,750		U.S. Bancorp	2,305,100
			16,418,349

		Broadcasting & Cable - 5.5%
90,908		Liberty Global, Inc. - Series C *	2,566,333
4,503		Liberty Global, Inc. - Class A *	135,360
84,500		Liberty Media Holding Corp. - Interactive *	2,059,265
11,632		Liberty Media Holding Corp. - Capital *	1,189,954
			5,950,912

		Coal Mining - 1.8%
80,500		Massey Energy Company	1,907,045

		Commercial Building - 7.7%
138,600		Forest City Enterprises, Inc. - Class A	8,378,370

		Communications Equipment - 3.1%
115,300		Corning, Inc. *	2,402,852
25,800		QUALCOMM, Inc.	971,628
			3,374,480

		Defense - 6.5%
88,000		Alliant Techsystems, Inc. *	7,128,000

		Electronics, Instruments & Related Products - 3.7%
48,300		Mettler-Toledo International, Inc. *	3,999,240

		Entertainment & Leisure - 3.3%
27,511		Harrah's Entertainment, Inc.	2,324,129
191,250		Hollywood Media Corp. *	787,950
56,056		Lakes Entertainment, Inc. *	479,839
			3,591,918

		Financial Services - 6.5%
50,000		Fannie Mae	2,826,500
71,200		Radian Group, Inc.	4,287,664
			7,114,164

		Health Care - 4.5%
99,000		Cyberonics, Inc. *	2,085,930
53,800		UnitedHealth Group, Inc.	2,811,588
			4,897,518

		Insurance - 7.4%
70,500		Everest Re Group, Ltd.	6,598,800
34,500		Willis Group Holdings, Ltd.	1,409,670
			8,008,470

		Machinery - 0.4%
10,200		Bucyrus International, Inc. - Class A	473,382

		Pharmaceuticals - 1.6%
48,100		Teva Pharmaceutical Industries, Ltd. ADR	1,688,310

		Private Placements - 0.0%
205,178		Intertainer, Inc. Series 1 Convertible Preferred
		(Acquired 2/12/99, 5/12/00, 7/15/03; Cost $7,233) (a)(b)*	7,233
215,444		Intertainer, Inc. Common Stock
		(Acquired 2/12/99, 5/12/00, 7/15/03; Cost $1,249,875) (a)(b)*	7,594
			14,827

		REITS - 8.4%
139,150		Anthracite Capital, Inc.	1,902,180
114,585		Redwood Trust, Inc.	7,283,023
			9,185,203

		Residential Building - 7.9%
250,000		Pulte Homes, Inc.	8,585,000

		Restaurants - 0.9%
136,600		The Smith & Wollensky Restaurant Group, Inc. *	1,017,670

		Software - 1.5%
53,600		Microsoft Corp.	1,654,096

		Telecommunications - 2.0%
144,800		Citizens Communications Company	2,122,768

		Tobacco Products - 6.1%
75,700		Altria Group, Inc.	6,615,423

		Transportation Services - 1.7%
41,100		YRC Worldwide, Inc. *	1,822,785

		TOTAL COMMON STOCKS (Cost $47,960,086)	$103,947,930

Principal
Amount		SHORT TERM INVESTMENTS - 2.1%	Value
		Commercial Paper - 1.2%
$1,341,000		Prudential Funding Corp., 5.113%, 02/01/2007	$1,341,000

		Variable Rate Demand Notes - 0.9% #
$1,014,658		U.S. Bank, N.A., 5.070%	1,014,658

		TOTAL SHORT TERM INVESTMENTS (Cost $2,355,658)	$2,355,658

		Total Investments (Cost $50,315,744) - 97.7%	$106,303,588
		Other Assets in Excess of Liabilities - 2.3%	2,548,797
		TOTAL NET ASSETS - 100.0%	$108,852,385

			Market
Shares		Schedule of Securities Sold Short	Value

32,100		Ishares Russell 2000 Trust	$2,547,777
25,100		Oil Service HOLDRs Trust	3,436,943
25,000		Retail HOLDRs Trust	2,583,750
60,900		Semiconductor HOLDRs Trust	2,059,029

		Total Securities Sold Short	$10,627,499
		(Proceeds $10,922,768)

	Percentages are stated as a percent of net assets.
	*	Non-income producing security.
	#	Variable rate demand note is considered a short-term obligation and is
		payable on demand. The interest rate changes periodically on specified dates.
		The rate listed is as of January 31, 2007.
	(a)	Restricted Security.
	(b)	Board Valued Security.
	(c)	Represents one Litigation Tracking Warrant (LTW). Each LTW represents the
		right to purchase a specified amount of Dime Bancorp, Inc. common stock at an
		exercise price of $0.01 per share.
	ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows[1]:

Cost of investments		$ 50,315,744

Gross unrealized appreciation		58,320,646
Gross unrealized depreciation		(2,037,533)
Net unrealized appreciation		$ 56,283,113

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Granum Series Trust

By (Signature and Title) _/s/ Lewis M. Eisenberg ___________
Lewis M. Eisenberg, President

Date  _3/26/07_ _______

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _ /s/ Walter F. Harrison, III_ ________
Walter F. Harrison, III, Co-Chairman

Date  3/26/07

By (Signature and Title)* _ /s/ Lewis M. Eisenberg_ __________
Lewis M. Eisenberg, President

Date    3/26/07

By (Signature and Title)*    /s/ Jonas B. Siegel
Jonas B. Siegel, Treasurer

Date    3/26/07